Prepaid charter revenue, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contract [Line Items]
Prepaid Charter Revenue Current	$ 3,058	$ 3,050
Prepaid Charter Revenue Non Current	5,351	8,409
[HoustonMember]
Contract [Line Items]
Gross Charter Rate	55
Accumulated Amortization Prepaid Charter Revenue	6,591	3,541
Prepaid Charter Revenue	8,409	11,459
Prepaid Charter Revenue Current	3,058	3,050
Prepaid Charter Revenue Non Current	5,351	8,409
Prepaid Charter Revenue Amortization	$ 3,050	$ 3,048	$ 493
[HoustonMember] | [MinimumMember]
Contract [Line Items]
Contract Duration	59 months
[HoustonMember] | [MaximumMember]
Contract [Line Items]
Contract Duration	62 months